Disposal Group Held for Sale - fair value measurement (Details) - Canadian Cobalt Camp $ in Thousands	Dec. 31, 2022 CAD ($)
Disposal Group Held for Sale
Consideration for disposal	$ 1,000
Non-recurring fair value measurement | Level 2
Disposal Group Held for Sale
Consideration for disposal	$ 1,000